Shareholder Report, Average Annual Return (Details)	2 Months Ended	3 Months Ended	4 Months Ended		7 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Roundhill Bitcoin Covered Call Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Roundhill Bitcoin Covered Call Strategy ETF NAV
Average Annual Return, Percent								52.74%
Roundhill China Dragons ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Roundhill China Dragons ETF NAV
Average Annual Return, Percent		(15.07%)
Roundhill Daily 2X Long Magnificent Seven ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Roundhill Daily 2X Long Magnificent Seven ETF NAV
Average Annual Return, Percent							83.03%
Roundhill Ether Covered Call Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Roundhill Ether Covered Call Strategy ETF NAV
Average Annual Return, Percent				23.92%
Roundhill GLP-1 & Weight Loss ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Roundhill GLP-1 & Weight Loss ETF NAV
Average Annual Return, Percent					(3.11%)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Roundhill Innovation-100 0DTE Covered Call Strategy ETF NAV
Average Annual Return, Percent						17.93%
Roundhill S&P 500 0DTE Covered Call Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Roundhill S&P 500 0DTE Covered Call Strategy ETF NAV
Average Annual Return, Percent						17.83%
Roundhill S&P 500 Target 20 Managed Distribution ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Roundhill S&P 500 Target 20 Managed Distribution ETF NAV
Average Annual Return, Percent	1.26%
Roundhill Small Cap 0DTE Covered Call Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Roundhill Small Cap 0DTE Covered Call Strategy ETF NAV
Average Annual Return, Percent			8.94%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent								19.46%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent		(0.39%)
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent							12.22%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent				2.94%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent					6.31%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent						11.01%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent						11.01%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	(0.26%)
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent			4.48%